The Target Portfolio Trust
Prudential Core Bond Fund

Supplement dated March 10, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Trustees of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund reduced its contractual Class A distribution and service (12b-1) fee from .30% to .25% of average daily net assets and terminated the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class R	Class Z
Management fees	.35%	.35%	.35%	.35%	.35%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	.75%	None
+ Other expenses(1)	.35%	.35%	.26%	.35%	.35%
= Total annual Fund operating expenses	.95%	1.70%	0.61%	1.45%	0.70%
- Fee waiver or expense reimbursement	(.25)%	(.25)%	(.16)%	(.50)%	(.25)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	.70%	1.45%	.45%	.95%	.45%

(1) The manager has contractually agreed through February 29, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to .45% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 29, 2016 without the approval of the Fund's Board of Trustees.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$518	$715	$929	$1,542	$518	$715	$929	$1,542
Class C	$248	$511	$900	$1,988	$148	$511	$900	$1,988
Class Q	$46	$179	$324	$747	$46	$179	$324	$747
Class R	$97	$409	$745	$1,692	$97	$409	$745	$1,692
Class Z	$46	$199	$365	$847	$46	$199	$365	$847